Pension and Other Postretirement Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Discount rate	3.50%	4.50%
Weighted-average rate of compensation increase	3.25%	3.25%
Asset return assumption	6.75%	7.00%